Accumulated Other Comprehensive Income (Loss) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Equity [Abstract]
Reclassification of currency translation adjustments realized upon disposal of business, before tax	$ 0	$ (22)	$ 0
Reclassification of currency translation adjustments realized upon disposal of business, after-tax	$ 0	$ (19)	$ 0